Non-Vested Restricted Stock Activity (Detail) (Restricted Stock Awards, USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Awards
Shares
Beginning Balance	305,390	644,995	534,590	353,157
Restricted stock granted			402,670	330,890
Restricted stock vested	(82,812)	(230,435)	(185,433)	(85,619)
Restricted stock forfeited	(8,292)	(109,170)	(106,832)	(63,838)
Ending Balance	214,286	305,390	644,995	534,590
Weighted-Average Grant Date Fair Value
Beginning Balance	$ 24.20	$ 24.16	$ 22.82	$ 22.64
Restricted stock granted			$ 27.04	$ 23.18
Restricted stock vested	$ 24.88	$ 23.98	$ 26.20	$ 24.76
Restricted stock forfeited	$ 25.21	$ 24.44	$ 24.80	$ 22.60
Ending Balance	$ 23.90	$ 24.20	$ 24.16	$ 22.82
Aggregate Intrinsic Value
Outstanding at the end of period	$ 10.0	$ 12.8